Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 7,913	$ 10,885
Accrued interest		3,462	5,460
Accrued voyage expenses		8,865	3,237
Accrued employee compensation		2,976	3,043
Other	[1]	782	6,009
Total accounts payable and accrued expenses	[2]	$ 23,998	$ 28,634

[1]	Other includes accrued operating expenses in 2019 and accrued operating expenses and accrued capital expenditures in 2018.
[2]	Amortized cost.